Fair Value (Details 1) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2016 $ / shares
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	2.10%
Expected life of option grants	5 years
Expected volatility of underlying stock	47.09%
Dividends assumption